Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Titan Mining Corporation
Entity Central Index Key	0001791703
Entity File Number	001-42955
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Suite 555 - 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	00000
City Area Code	(604)
Local Phone Number	687-1717
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TII
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	91,616,438
Business Contact
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102